UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue Ridgewood, NJ		07450
(Address of principal executive offices)		(Zip code)
Robert C. Holderith
171 East Ridgewood Avenue Ridgewood, NJ 07450
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-201-389-6872

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 102.7%
Brazil - 18.1%
Companhia Siderurgica Nacional SA ADR	14,054	$82,919
Gerdau SA Preference Shares ADR	13,898	124,943
Vale SA Preference A Shares ADR	15,533	315,320

Total Brazil		523,182
Chile - 2.9%
Empresas CMPC SA	22,924	84,644
China - 18.3%
Aluminum Corp. of China, Ltd. Class H ADR*	4,129	49,176
China Coal Energy Co., Ltd. Class H	76,064	82,631
China Shenhua Energy Co., Ltd. Class H	46,772	204,869
Jiangxi Copper Co., Ltd. Class H	28,304	74,495
Yanzhou Coal Mining Co., Ltd. Class H ADR	3,796	64,835
Zijin Mining Group Co., Ltd. Class H	133,344	52,472

Total China		528,478
India - 9.3%
Coal India, Ltd.	12,179	78,867
Hindalco Industries, Ltd.	16,974	40,429
Jindal Steel & Power, Ltd.	8,118	66,356
Sterlite Industries India, Ltd. ADR	5,174	44,548
Tata Steel, Ltd.	5,009	39,174

Total India		269,374
Indonesia - 1.0%
Bumi Resources Tbk PT	468,051	28,654
Malaysia - 2.6%
Petronas Chemicals Group BHD	36,000	75,343
Mexico - 8.8%
Grupo Mexico SAB de CV Series B	40,323	144,791
Industrias Penoles SAB de CV	2,160	108,451

Total Mexico		253,242
Poland - 5.0%
KGHM Polska Miedz SA	2,315	142,121
Russia - 15.1%
Evraz PLC	9,414	39,618
MMC Norilsk Nickel OJSC ADR	9,637	177,610
Novolipetsk Steel GDR	1,504	30,456
Severstal GDR	3,872	47,122
Uralkali OJSC GDR	3,728	142,447

Total Russia		437,253
South Africa - 21.6%
Anglo American Platinum, Ltd.	1,168	61,444
AngloGold Ashanti, Ltd. ADR	5,650	177,240
Gold Fields, Ltd. ADR	11,112	138,789
Impala Platinum Holdings, Ltd.	7,914	156,426
Kumba Iron Ore, Ltd.	1,349	90,451

Total South Africa		624,350
TOTAL INVESTMENTS IN SECURITIES - 102.7%
(Cost: $3,237,978)		2,966,641
Liabilities in Excess of Other Assets - (2.7)%		(76,907)
Net Assets- 100.0%		$2,889,734

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Basic Materials GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Chemicals	$217,790	7.6%
Metals & Mining	2,204,351	76.3
Oil, Gas & Consumable Fuels	459,856	15.9
Paper & Forest Products	84,644	2.9
Total Investments	2,966,641	102.7
Liabilities in Excess of Other Assets	(76,907)	(2.7)
Net Assets	$2,889,734	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Beyond BRICs ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.9%
Chile - 4.6%
Banco Santander Chile ADR	1,649	$46,980
Enersis SA ADR	3,804	69,309
Latam Airlines Group SA ADR	5,092	119,968
Sociedad Quimica y Minera de Chile SA ADR	1,881	108,421

Total Chile		344,678
Colombia - 4.0%
Bancolombia SA ADR	1,253	83,425
Ecopetrol SA ADR	3,545	211,530

Total Colombia		294,955
Indonesia - 11.7%
Astra International Tbk PT	272,835	215,154
Bank Central Asia Tbk PT	203,740	192,377
Bank Mandiri Persero Tbk PT	148,950	125,187
Bank Rakyat Indonesia Persero Tbk PT	168,093	121,219
Perusahaan Gas Negara PT	162,047	77,345
Telekomunikasi Indonesia Tbk PT ADR	3,883	143,477

Total Indonesia		874,759
Malaysia - 15.0%
Axiata Group BHD	54,400	117,232
CIMB Group Holdings BHD	65,100	162,431
DiGi.Com BHD	39,900	69,022
Genting BHD	36,200	108,908
Malayan Banking BHD	46,200	138,993
Maxis BHD	27,300	59,367
Petronas Chemicals Group BHD	28,000	58,600
Public Bank BHD	42,000	223,597
Sime Darby BHD	38,300	119,234
Tenaga Nasional BHD	29,400	66,722

Total Malaysia		1,124,106
Mexico - 17.8%
America Movil SAB de CV Series L ADR	12,933	299,270
Fomento Economico Mexicano SAB de CV ADR	3,724	375,007
Grupo Mexico SAB de CV Series B	92,146	330,877
Grupo Modelo SAB de CV Series C	36,767	328,287

Total Mexico		1,333,441
Peru - 1.7%
Cia de Minas Buenaventura SA ADR	3,454	124,171
Philippines - 1.1%
SM Investments Corp.	3,970	85,273
Poland - 3.6%
Bank Pekao SA	1,498	81,074
PGE SA	10,441	61,433
Powszechna Kasa Oszczednosci Bank Polski SA	10,469	124,820

Total Poland		267,327
South Africa - 18.3%
FirstRand, Ltd.	63,537	232,149
MTN Group, Ltd.	18,126	379,423
Naspers, Ltd. N Shares	4,490	287,465
Sasol, Ltd.	6,686	285,899
Standard Bank Group, Ltd.	13,260	185,794

Total South Africa		1,370,730
Thailand - 14.7%
Advanced Info Service PCL	23,800	162,609
Bangkok Bank PCL	19,141	122,330
Kasikornbank PCL	25,900	163,833
PTT Exploration & Production PCL	16,100	86,316
PTT PCL	19,600	212,723
Siam Cement PCL	9,100	130,893
Siam Commercial Bank PCL	36,400	215,972

Total Thailand		1,094,676
Turkey - 7.4%
Akbank TAS	25,080	123,664
KOC Holding AS	8,630	44,777
Turk Telekomunikasyon AS	6,980	27,064
Turkcell Iletisim Hizmetleri AS*	11,524	74,580
Turkiye Garanti Bankasi AS	31,472	163,294
Turkiye Halk Bankasi AS	4,567	44,782
Turkiye Is Bankasi Class C	21,225	73,497

Total Turkey		551,658
TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $7,039,838)		7,465,774
Other Assets in Excess of Liabilities - 0.1%		5,008
Net Assets- 100.0%		$7,470,782

*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Airlines	$119,968	1.6%
Automobiles	215,154	2.9
Beverages	703,294	9.4
Chemicals	167,021	2.2
Commercial Banks	2,393,269	32.0
Construction Materials	130,893	1.8
Diversified Financial Services	232,149	3.1
Diversified Telecommunication Services	170,541	2.3
Electric Utilities	197,464	2.6
Gas Utilities	77,345	1.0
Hotels, Restaurants & Leisure	108,908	1.5
Industrial Conglomerates	249,284	3.3
Media	287,465	3.9
Metals & Mining	455,048	6.1
Oil, Gas & Consumable Fuels	796,468	10.7
Wireless Telecommunication Services	1,161,503	15.5
Total Investments	7,465,774	99.9
Other Assets in Excess of Liabilities	5,008	0.1
Net Assets	$7,470,782	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 102.8%
Aerospace & Defense - 5.3%
Embraer SA	567,395	$4,004,326
Diversified Telecommunication Services - 10.0%
Oi SA Preference Shares	913,168	3,710,651
Telefonica Brasil SA	161,776	3,871,562

Total Diversified Telecommunication Services		7,582,213
Electric Utilities - 8.0%
Centrais Eletricas Brasileiras SA	376,699	1,164,593
Companhia Energetica de Minas Gerais	171,524	1,834,616
CPFL Energia SA	292,495	3,057,090

Total Electric Utilities		6,056,299
Energy Equipment & Services - 0.4%
OSX Brasil SA*	53,654	279,079
Gas Utilities - 3.8%
Companhia de Gas de Sao Paulo Class A	101,785	2,908,143
Independent Power Producers & Energy Traders - 9.1%
AES Tiete SA	126,968	1,300,996
Companhia Energetica de Sao Paulo Preference Shares Class B	216,655	2,051,741
Tractebel Energia SA	220,514	3,591,767

Total Independent Power Producers & Energy Traders		6,944,504
Machinery - 7.7%
Iochpe-Maxion SA	58,853	786,144
Marcopolo SA Preference Shares	336,435	2,119,664
Weg SA	221,304	2,918,294

Total Machinery		5,824,102
Metals & Mining - 14.8%
Companhia Siderurgica Nacional SA	721,973	4,181,978
Gerdau SA	341,277	2,568,536
Vale SA	216,576	4,472,202

Total Metals & Mining		11,222,716
Oil, Gas & Consumable Fuels - 5.1%
Ultrapar Participacoes SA	173,379	3,919,763
Real Estate Management & Development - 11.6%
BR Malls Participacoes SA	308,064	4,065,392
BR Properties SA	193,971	2,415,756
Multiplan Empreendimentos Imobiliarios SA	80,387	2,363,515

Total Real Estate Management & Development		8,844,663
Road & Rail - 5.9%
All America Latina Logistica	453,286	1,839,710
JSL SA	65,034	444,677
Localiza Rent a Car SA	118,786	2,175,568

Total Road & Rail		4,459,955
Transportation Infrastructure - 9.5%
Arteris SA	131,896	1,220,723
CCR SA	497,223	4,723,315
Ecorodovias Infraestrutura e Logistica SA	151,834	1,282,895

Total Transportation Infrastructure		7,226,933
Water Utilities - 7.0%
Companhia de Saneamento Basico do Estado de Sao Paulo	92,823	3,938,234
Companhia de Saneamento de Minas Gerais	65,286	1,395,000

Total Water Utilities		5,333,234
Wireless Telecommunication Services - 4.6%
Tim Participacoes SA	876,158	3,508,911

TOTAL INVESTMENTS IN SECURITIES - 102.8%
(Cost: $74,703,014)		78,114,841
Liabilities in Excess of Other Assets - (2.8)%		(2,133,357)
Net Assets- 100.0%		$75,981,484

*	Non-income producing security

blank

See Notes to Schedules of Investments.

Schedule of Investments

EGShares China Infrastructure ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS—101.3%
Construction & Engineering—15.5%
China Communications Construction Co., Ltd. Class H	561,521	$541,899
China Railway Construction Corp., Ltd. Class H	600,009	682,000
China Railway Group, Ltd. Class H	1,228,269	717,864

Total Construction & Engineering		1,941,763
Construction Materials—12.0%
Anhui Conch Cement Co., Ltd. Class H	200,262	728,615
BBMG Corp. Class H	356,145	323,482
China National Building Material Co., Ltd. Class H	305,745	447,325

Total Construction Materials		1,499,422
Diversified Telecommunication Services—8.2%
China Telecom Corp., Ltd. Class H	960,732	534,232
China Unicom Hong Kong, Ltd.	303,540	486,394

Total Diversified Telecommunication Services		1,020,626
Electrical Equipment—9.1%
Dongfang Electric Corp., Ltd. Class H	184,619	372,532
Shanghai Electric Group Co., Ltd. Class H	1,180,909	504,307
Zhuzhou CSR Times Electric Co. Ltd. Class H	70,962	262,760

Total Electrical Equipment		1,139,599
Energy Equipment & Services—5.2%
China Oilfield Services, Ltd. Class H	317,206	653,987
Gas Utilities—1.7%
ENN Energy Holdings Ltd.	48,861	212,758
Independent Power Producers & Energy Traders—12.0%
China Longyuan Power Group Corp. Class H	447,477	309,447
Datang International Power Generation Co., Ltd. Class H	1,377,341	525,998
Huaneng Power International, Inc. Class H	720,156	666,187

Total Independent Power Producers & Energy Traders		1,501,632
Machinery—14.7%
Changsha Zoomlion Heavy Industry Science And Technology Development Co., Ltd. Class H	427,046	629,204
CSR Corp., Ltd. Class H	666,985	581,719
Weichai Power Co., Ltd. Class H	139,439	618,862

Total Machinery		1,829,785
Metals & Mining—12.8%
Aluminum Corp. of China, Ltd. Class H*	1,172,067	536,823
Angang Steel Co., Ltd. Class H	461,819	338,432
Jiangxi Copper Co., Ltd. Class H	212,702	559,825
Maanshan Iron & Steel Co., Ltd. Class H	543,061	164,652

Total Metals & Mining		1,599,732
Real Estate Management & Development—10.1%
Agile Property Holdings, Ltd.	88,202	124,038
Country Garden Holdings Co., Ltd.*	306,056	160,316
Evergrande Real Estate Group, Ltd.	349,125	191,435
Guangzhou R&F Properties Co., Ltd. Class H	207,397	345,178
Longfor Properties Co., Ltd.	88,393	173,117
Shimao Property Holdings, Ltd.	88,682	167,276
Soho China, Ltd.	125,839	100,985

Total Real Estate Management & Development		1,262,345

TOTAL INVESTMENTS IN SECURITIES—101.3%
(Cost: $13,396,369)		12,661,649
Liabilities in Excess of Other Assets—(1.3)%		(167,933)
Net Assets- 100.0%		$12,493,716

*	Non-income producing security

bl

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.3%
Brazil - 16.7%
BRF - Brasil Foods SA ADR	7,158	$151,105
Companhia de Bebidas das Americas Preference Shares ADR	5,790	243,122

Total Brazil		394,227
Cayman Islands - 2.4%
China Mengniu Dairy Co. Ltd.	20,245	57,463
China - 8.7%
China Agri-Industries Holdings, Ltd.	60,706	33,992
Dongfeng Motor Group Co., Ltd. Class H	43,841	67,649
Great Wall Motor Co., Ltd. Class H	19,329	60,973
Guangzhou Automobile Group Co., Ltd. Class H	48,457	42,950

Total China		205,564
Colombia - 2.8%
Grupo Nutresa SA	4,691	67,485
India - 14.1%
Bajaj Auto, Ltd.	1,363	53,017
Hero MotoCorp, Ltd.	1,529	53,039
Hindustan Unilever, Ltd.	11,642	111,522
ITC, Ltd.	22,151	115,950

Total India		333,528
Indonesia - 12.3%
Astra International Tbk PT	192,584	151,869
Gudang Garam Tbk PT	8,148	47,599
Indofood Sukses Makmur Tbk PT	81,177	49,275
Unilever Indonesia Tbk PT	19,159	41,449

Total Indonesia		290,192
Malaysia - 9.2%
British American Tobacco Malaysia BHD	2,300	46,632
IOI Corp. BHD	44,500	74,215
Kuala Lumpur Kepong BHD	7,600	59,647
PPB Group BHD	9,500	36,037

Total Malaysia		216,531
Mexico - 24.3%
Arca Continental SAB de CV	11,235	83,255
Coca-Cola Femsa SAB de CV ADR	510	76,010
Fomento Economico Mexicano SAB de CV ADR	1,794	180,656
Grupo Bimbo SAB de CV Series A	33,858	87,265
Grupo Modelo SAB de CV Series C	8,894	79,413
Kimberly-Clark de Mexico SAB de CV Class A	26,000	66,472

Total Mexico		573,071
Philippines - 2.0%
San Miguel Corp.	18,217	46,760
South Africa - 4.2%
Tiger Brands, Ltd.	2,616	100,284
Thailand - 2.5%
Charoen Pokphand Foods Public Co., Ltd.	53,400	58,916
Turkey - 2.1%
Anadolu Efes Biracilik ve Malt Sanayii AS	3,456	49,767
TOTAL INVESTMENTS IN SECURITIES - 101.3%
(Cost: $2,271,159)		2,393,788
Liabilities in Excess of Other Assets - (1.3)%		(31,024)
Net Assets- 100.0%		$2,362,764

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Automobiles	$429,497	18.2%
Beverages	758,983	32.1
Food Products	775,684	32.8
Household Products	219,443	9.3
Tobacco	210,181	8.9
Total Investments	2,393,788	101.3
Liabilities in Excess of Other Assets	(31,024)	(1.3)
Net Assets	$2,362,764	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 101.0%
Brazil - 3.6%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,805	$80,124
Chile - 11.2%
Cencosud SA	11,161	60,502
Latam Airlines Group SA ADR	3,361	79,185
S.A.C.I. Falabella	10,259	105,663

Total Chile		245,350
China - 9.3%
Air China, Ltd. Class H	39,839	33,667
China Resources Enterprise, Ltd.	18,810	67,830
Ctrip.com International, Ltd. ADR*	2,696	61,442
New Oriental Education & Technology Group, Ltd. ADR	2,166	42,085

Total China		205,024
Colombia - 3.0%
Almacenes Exito SA	3,234	64,973
Malaysia - 7.2%
AirAsia BHD	28,500	25,536
Genting BHD	27,200	81,831
Genting Malaysia BHD	43,400	50,383

Total Malaysia		157,750
Mexico - 14.5%
Grupo Elektra SA de CV	527	22,279
Grupo Televisa SAB ADR	4,143	110,121
TV Azteca SAB de CV Series CPO	15,439	10,022
Wal-Mart de Mexico SAB de CV Series V	54,120	175,788

Total Mexico		318,210
Philippines - 3.8%
SM Investments Corp.	3,840	82,481
Russia - 8.2%
Magnit OJSC GDR	3,596	144,200
X5 Retail Group NV GDR*	1,977	35,289

Total Russia		179,489
South Africa - 33.2%
Foschini Group Ltd. (The)	3,239	53,733
Massmart Holdings, Ltd.	1,735	39,074
Mr. Price Group Ltd.	3,785	62,456
Naspers, Ltd. N Shares	3,401	217,744
Pick n Pay Stores, Ltd.	4,356	22,842
Shoprite Holdings, Ltd.	4,389	105,788
Steinhoff International Holdings, Ltd.*	18,665	60,344
Truworths International, Ltd.	7,243	92,770
Woolworths Holdings, Ltd.	8,938	74,796

Total South Africa		729,547
Thailand - 3.9%
CP ALL PCL	57,600	86,616
Turkey - 3.1%
BIM Birlesik Magazalar AS	1,394	68,150
TOTAL INVESTMENTS IN SECURITIES - 101.0%
(Cost: $2,118,646)		2,217,714
Liabilities in Excess of Other Assets - (1.0)%		(22,272)
Net Assets- 100.0%		$2,195,442

*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS ETF

December 31, 2012 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Airlines	$138,388	6.3%
Diversified Consumer Services	42,085	1.9
Food & Staples Retailing	951,176	43.3
Hotels, Restaurants & Leisure	193,656	8.8
Household Durables	60,344	2.8
Industrial Conglomerates	82,481	3.8
Media	337,887	15.4
Multiline Retail	180,459	8.2
Specialty Retail	231,238	10.5
Total Investments	2,217,714	101.0
Liabilities in Excess of Other Assets	(22,272)	(1.0)
Net Assets	$2,195,442	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.2%
Brazil - 17.5%
BRF - Brasil Foods SA ADR	1,792,516	$37,840,013
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	418,212	18,564,430
Companhia de Bebidas das Americas Preference Shares ADR	1,789,265	75,131,238

Total Brazil		131,535,681
Chile - 8.4%
Cencosud SA	2,771,950	15,026,308
Latam Airlines Group SA ADR	890,520	20,980,651
S.A.C.I. Falabella	2,582,930	26,602,884

Total Chile		62,609,843
China - 6.1%
China Resources Enterprise, Ltd.	3,406,603	12,284,401
Ctrip.com International, Ltd. ADR*	483,597	11,021,176
Dongfeng Motor Group Co., Ltd. Class H	8,954,350	13,817,068
New Oriental Education & Technology Group, Ltd. ADR	435,460	8,460,988

Total China		45,583,633
Colombia - 1.7%
Grupo Nutresa SA	889,293	12,793,338
India - 10.1%
Bajaj Auto, Ltd.	248,891	9,681,038
Hero Motocorp, Ltd.	279,740	9,703,848
Hindustan Unilever, Ltd.	2,842,401	27,228,220
ITC, Ltd.	5,542,455	29,012,157

Total India		75,625,263
Indonesia - 5.5%
Astra International TBK PT	52,652,034	41,520,670
Malaysia - 6.0%
Genting BHD	6,421,220	19,318,255
Genting Malaysia BHD	9,763,380	11,334,205
IOI Corp. BHD	8,686,220	14,486,502

Total Malaysia		45,138,962
Mexico - 18.9%
Fomento Economico Mexicano SAB de CV Series UB	4,794,731	47,792,236
Grupo Bimbo SAB de CV Series A	7,279,244	18,761,458
Grupo Televisa SAB Series CPO	5,429,780	28,549,621
Wal-Mart de Mexico SAB de CV Series V	14,434,240	46,884,048

Total Mexico		141,987,363
Russia - 4.2%
Magnit OJSC GDR	791,779	31,750,338
South Africa - 19.2%
Naspers, Ltd. N Shares	1,002,378	64,175,632
Shoprite Holdings, Ltd.	1,045,760	25,206,016
Steinhoff International Holdings, Ltd.*	4,954,078	16,016,496
Tiger Brands, Ltd.	562,679	21,570,334
Truworths International, Ltd.	1,333,462	17,079,265

Total South Africa		144,047,743
Thailand - 2.6%
CP ALL PCL	12,846,200	19,317,594
TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $678,153,688)		751,910,428
Liabilities in Excess of Other Assets - (0.2)%		(1,493,021)
Net Assets- 100.0%		$750,417,407

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Airlines	$20,980,651	2.8%
Automobiles	74,722,624	10.0
Beverages	122,923,474	16.4
Diversified Consumer Services	8,460,988	1.1
Food & Staples Retailing	169,033,135	22.5
Food Products	105,451,645	14.0
Hotels, Restaurants & Leisure	41,673,636	5.6
Household Durables	16,016,496	2.1
Household Products	27,228,220	3.6
Media	92,725,253	12.4
Multiline Retail	26,602,884	3.5
Specialty Retail	17,079,265	2.3
Tobacco	29,012,157	3.9
Total Investments	751,910,428	100.2
Liabilities in Excess of Other Assets	(1,493,021)	(0.2)
Net Assets	$750,417,407	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.0%
Brazil - 9.5%
Banco Bradesco SA Preference Shares ADR	1,414	$24,561
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	572	25,391
Companhia de Bebidas das Americas Preference Shares ADR	650	27,293
Companhia Energetica de Minas Gerais Preference Shares ADR	1,936	21,025
Embraer SA ADR	920	26,229
Itau Unibanco Holding SA Preference Shares ADR	1,490	24,526
Petroleo Brasileiro SA ADR	1,066	20,755
Vale SA ADR	1,338	28,045

Total Brazil		197,825
Chile - 6.9%
Cencosud SA	1,146	18,714
Empresa Nacional de Electricidad SA ADR	518	25,283
Empresas Copec SA	1,704	24,167
Enersis SA ADR	1,518	27,658
Latam Airlines Group SA ADR*	984	23,183
S.A.C.I. Falabella	2,500	25,749

Total Chile		144,754
China - 15.8%
AAC Technologies Holdings, Inc.	2,722	9,517
Baidu, Inc. ADR*	90	9,026
Bank of China, Ltd. Class H	25,654	11,452
China Construction Bank Corp. Class H	14,272	11,453
China Life Insurance Co. Ltd. Class H ADR	226	11,230
China Merchants Holdings International Co., Ltd.	3,270	10,484
China Mobile Ltd. ADR	184	10,805
China Overseas Land & Investment, Ltd.	4,004	11,933
China Pacific Insurance Group Co. Ltd. Class H	3,362	12,427
China Resources Enterprise, Ltd.	2,982	10,753
China Resources Land Ltd.	4,704	12,806
China Unicom Hong Kong, Ltd. ADR	604	9,839
Cosco Pacific Ltd.	7,234	10,304
Ctrip.com International, Ltd. ADR*	556	12,671
Digital China Holdings Ltd.	6,754	11,520
Dongfeng Motor Group Co., Ltd. Class H	8,368	12,912
Evergrande Real Estate Group, Ltd.	24,522	13,446
Focus Media Holding Ltd. ADR	418	10,734
GCL-Poly Energy Holdings Ltd.	60,958	12,269
Industrial and Commercial Bank of China, Ltd. Class H	16,332	11,589
Lenovo Group, Ltd.	12,438	11,265
Mindray Medical International, Ltd. ADR	282	9,221
NetEase.com, Inc. ADR	148	6,297
New Oriental Education & Technology Group, Ltd. ADR	628	12,202
Picc Property & Casualty Co. Ltd. Class H	8,140	11,405
Ping An Insurance Group Co. of China, Ltd. Class H	1,350	11,304
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,254	8,211
Sinopharm Group Co. Class H	3,240	10,137
Tencent Holdings Ltd. ADR	310	10,122
ZTE Corp. Class H	6,674	11,246

Total China		328,580
Colombia - 1.5%
Grupo de Inversiones Suramericana SA	1,452	31,226
Czech Republic - 1.1%
CEZ AS	646	23,077
Egypt - 1.0%
Orascom Construction Industries*	534	21,174
Hungary - 1.1%
Richter Gedeon Nyrt.	138	22,622
India - 14.9%
Bharti Airtel, Ltd.	3,514	20,337
Cipla, Ltd.	2,824	21,351
Dabur India, Ltd.	7,920	18,633
Hindustan Unilever, Ltd.	1,864	17,856
Infosys, Ltd. ADR	384	16,243
ITC, Ltd.	3,792	19,849
Larsen & Toubro, Ltd.	616	18,069
Mahindra & Mahindra, Ltd.	1,240	21,085
NTPC, Ltd.	5,882	16,796
Reliance Industries Ltd.	1,172	17,959
Sun Pharmaceutical Industries, Ltd.	1,498	20,130
Tata Consultancy Services, Ltd.	766	17,558
Tata Motors, Ltd. ADR	716	20,564
Titan Industries, Ltd.	4,136	21,465
Wipro, Ltd. ADR*	2,100	18,396
Zee Entertainment Enterprises, Ltd.	5,578	22,469

Total India		308,760
Indonesia - 3.3%
Astra International Tbk PT	32,752	25,828
Telekomunikasi Indonesia Tbk PT ADR	638	23,574
Unilever Indonesia Tbk PT	9,022	19,518

Total Indonesia		68,920
Malaysia - 7.2%
AirAsia BHD	26,000	23,296
Genting BHD	8,800	26,475
Genting Malaysia BHD	21,800	25,307
IOI Corp. BHD	15,400	25,684
Sime Darby BHD	7,800	24,283
Tenaga Nasional BHD	11,400	25,872

Total Malaysia		150,917
Mexico - 7.5%
America Movil SAB de CV Series L ADR	910	21,057
Fomento Economico Mexicano SAB de CV ADR	274	27,592
Grupo Bimbo SAB de CV Series A	10,440	26,908
Grupo Televisa SAB ADR*	1,080	28,706
Kimberly-Clark de Mexico SAB de CV Class A	10,952	28,000
Wal-Mart de Mexico SAB de CV Series V	7,686	24,965

Total Mexico		157,228
Philippines - 1.3%
Ayala Land, Inc.	43,200	27,827
Poland - 1.3%
Powszechny Zaklad Ubezpieczen SA	188	26,546
Russia - 8.5%
Gazprom OAO ADR	2,402	22,723
LUKOIL OAO ADR	402	26,592
Magnit OJSC GDR	686	27,509
MMC Norilsk Nickel OJSC ADR	1,536	28,308
Sberbank of Russia ADR	2,052	25,240
Surgutneftegas ADR	2,764	24,323
Uralkali OJSC GDR	578	22,085

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

Total Russia		$176,780
South Africa - 15.3%
AngloGold Ashanti, Ltd. ADR	454	14,242
Aspen Pharmacare Holdings, Ltd.	978	19,481
Bidvest Group, Ltd.	646	16,407
FirstRand, Ltd.	4,992	18,240
Gold Fields, Ltd. ADR*	1,274	15,912
Impala Platinum Holdings, Ltd.	978	19,331
Imperial Holdings, Ltd.	694	16,260
MTN Group, Ltd.	838	17,542
Naspers, Ltd. N Shares	276	17,671
Netcare, Ltd.	7,338	16,995
Remgro, Ltd.	930	17,450
Sanlam, Ltd.	3,636	19,186
Sasol Ltd. ADR	372	16,104
Shoprite Holdings, Ltd.	804	19,379
Steinhoff International Holdings, Ltd.*	5,288	17,096
Tiger Brands, Ltd.	520	19,934
Truworths International, Ltd.	1,414	18,111
Woolworths Holdings, Ltd.	2,222	18,594

Total South Africa		317,935
Turkey - 2.8%
Arcelik AS	4,394	28,806
Haci OMER Sabanci Holding AS	5,390	29,597

Total Turkey		58,403
TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $1,980,631)		2,062,574
Other Assets in Excess of Liabilities - 1.0%		21,044
Net Assets- 100.0%		$2,083,618

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

*	Non-income producing security.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$26,229	1.3%
Airlines	46,479	2.2
Automobiles	80,389	3.9
Beverages	54,885	2.6
Chemicals	22,085	1.0
Commercial Banks	108,821	5.2
Communications Equipment	20,763	1.0
Computers & Peripherals	11,265	0.5
Construction & Engineering	39,243	1.9
Distributors	16,260	0.8
Diversified Consumer Services	12,202	0.6
Diversified Financial Services	96,513	4.6
Diversified Telecommunication Services	33,413	1.6
Electric Utilities	97,632	4.7
Electronic Equipment, Instruments & Components	11,520	0.6
Food & Staples Retailing	126,711	6.1
Food Products	72,526	3.5
Health Care Equipment & Supplies	17,432	0.8
Health Care Providers & Services	27,132	1.3
Hotels, Restaurants & Leisure	64,453	3.1
Household Durables	45,902	2.2
Household Products	65,374	3.1
Independent Power Producers & Energy Traders	42,079	2.0
Industrial Conglomerates	64,857	3.1
Insurance	92,098	4.4
Internet Software & Services	25,445	1.2
IT Services	52,197	2.5
Media	79,580	3.8
Metals & Mining	105,838	5.1
Multiline Retail	44,343	2.1
Oil, Gas & Consumable Fuels	128,456	6.2
Personal Products	18,633	0.9
Pharmaceuticals	83,584	4.0
Real Estate Management & Development	66,012	3.2
Semiconductors & Semiconductor Equipment	12,269	0.6
Specialty Retail	18,111	0.9
Textiles, Apparel & Luxury Goods	21,465	1.0
Tobacco	19,849	1.0
Transportation Infrastructure	20,788	1.0
Wireless Telecommunication Services	69,741	3.4
Total Investments	2,062,574	99.0
Other Assets in Excess of Liabilities	21,044	1.0
Net Assets	$2,083,618	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.4%
Brazil - 12.7%
BRF - Brasil Foods SA ADR	3,132	$66,117
Centrais Eletricas Brasileiras SA ADR	1,380	4,306
Cia Energetica de Minas Gerais ADR	589	6,397
Companhia de Bebidas das Americas Preference Shares ADR	2,535	106,444
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	269	22,480
Companhia Paranaense de Energia-Copel Preference Shares ADR	174	2,671
CPFL Energia SA ADR	343	7,189
Telefonica Brasil SA Preference Shares ADR	2,551	61,377

Total Brazil		276,981
Chile - 1.0%
Enersis SA ADR	1,184	21,572
China - 16.2%
BYD Co., Ltd. Class H*	12,924	38,768
China Telecom Corp., Ltd. Class H	183,606	102,097
Dongfeng Motor Group Co., Ltd. Class H	39,168	60,439
Great Wall Motor Co., Ltd. Class H	15,718	49,582
Huaneng Power International, Inc. Class H	75,575	69,911
Sinopharm Group Co. Class H	9,875	30,896

Total China		351,693
India - 15.0%
Bajaj Auto, Ltd.	569	22,132
Bharti Airtel, Ltd.	4,992	28,892
Cipla, Ltd.	1,954	14,774
Dr Reddy's Laboratories Ltd.	531	17,733
GAIL India, Ltd.	1,600	10,418
Hero MotoCorp, Ltd.	436	15,124
ITC, Ltd.	20,853	109,156
Mahindra & Mahindra, Ltd.	1,952	33,192
Sun Pharmaceutical Industries, Ltd.	2,505	33,661
Tata Motors, Ltd. ADR	1,458	41,874

Total India		326,956
Indonesia - 6.4%
Astra International Tbk PT	88,854	70,069
Perusahaan Gas Negara PT	50,671	24,185
Telekomunikasi Indonesia Tbk PT ADR	1,208	44,636

Total Indonesia		138,890
Malaysia - 4.2%
Axiata Group BHD	16,800	36,204
Genting BHD	11,200	33,695
Tenaga Nasional BHD	9,000	20,425

Total Malaysia		90,324
Mexico - 24.1%
America Movil SAB de CV Series L ADR	3,717	86,011
Coca-Cola Femsa SAB de CV ADR	517	77,054
Fomento Economico Mexicano SAB de CV ADR	1,054	106,138
Grupo Elektra SAB de CV	315	13,317
Grupo Modelo SAB de CV Series C	10,592	94,574
Grupo Televisa SAB ADR	2,581	68,603
Wal-Mart de Mexico SAB de CV Series V	23,888	77,591

Total Mexico		523,288
Philippines - 1.3%
Philippine Long Distance Telephone Co. ADR	472	28,938
Poland - 0.9%
PGE SA	3,378	19,876
Russia - 3.0%
Federal Hydrogenerating Co. JSC ADR	5,346	12,333
Mobile TeleSystems ADR	2,837	52,910

Total Russia		65,243
South Africa - 13.3%
Aspen Pharmacare Holdings, Ltd.*	937	18,664
Imperial Holdings, Ltd.	639	14,971
MTN Group, Ltd.	5,204	108,933
Naspers, Ltd. N Shares	1,393	89,185
Steinhoff International Holdings, Ltd.	4,821	15,586
Truworths International, Ltd.	1,598	20,468
Woolworths Holdings, Ltd.	2,463	20,611

Total South Africa		288,418
Thailand - 2.3%
Advanced Info Service PCL	7,400	50,559
TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost: $1,964,401)		2,182,738
Liabilities in Excess of Other Assets - (0.4)%		(8,334)
Net Assets- 100.0%		$2,174,404

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Automobiles	$331,180	15.2%
Beverages	384,210	17.7
Distributors	14,971	0.7
Diversified Telecommunication Services	208,110	9.6
Electric Utilities	94,769	4.4
Food & Staples Retailing	77,591	3.6
Food Products	66,117	3.0
Gas Utilities	34,603	1.6
Health Care Providers & Services	30,896	1.4
Hotels, Restaurants & Leisure	33,695	1.5
Household Durables	15,586	0.7
Independent Power Producers & Energy Traders	69,911	3.2
Media	157,788	7.2
Multiline Retail	20,611	1.0
Pharmaceuticals	84,832	3.9
Specialty Retail	33,785	1.6
Tobacco	109,156	5.0
Water Utilities	22,480	1.0
Wireless Telecommunication Services	392,447	18.1
Total Investments	2,182,738	100.4
Liabilities in Excess of Other Assets	(8,334)	(0.4)
Net Assets	$2,174,404	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Metals & Mining ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 103.0%
Brazil - 18.8%
Companhia Siderurgica Nacional SA ADR	56,725	$334,677
Gerdau SA Preference Shares ADR	51,825	465,907
Vale SA ADR	53,073	1,112,410

Total Brazil		1,912,994
Chile - 2.3%
Capital SA	6,912	231,771
China - 19.3%
Aluminum Corp. of China, Ltd. Class H	368,071	168,582
China Coal Energy Co., Ltd. Class H	301,451	327,476
China Shenhua Energy Co., Ltd. Class H	164,123	718,886
Jiangxi Copper Co., Ltd. Class H	107,173	282,076
Yanzhou Coal Mining Co., Ltd. Class H	162,516	268,803
Zijin Mining Group Co., Ltd. Class H	511,151	201,141

Total China		1,966,964
India - 11.8%
Coal India, Ltd.	43,683	282,875
Hindalco Industries, Ltd.	78,030	185,853
Jindal Steel & Power, Ltd.	32,999	269,732
Steel Authority of India, Ltd.	63,508	105,074
Sterlite Industries India, Ltd. ADR	19,994	172,148
Tata Steel, Ltd.	23,196	181,411

Total India		1,197,093
Indonesia - 1.0%
Bumi Resources Tbk PT	1,597,486	97,797
Mexico - 9.1%
Grupo Mexico SAB de CV Series B	145,085	520,970
Industrias Penoles SAB de CV	8,175	410,456

Total Mexico		931,426
Poland - 5.0%
KGHM Polska Miedz SA	8,310	510,162
Russia - 11.4%
Evraz PLC	36,852	155,089
MMC Norilsk Nickel OJSC ADR	36,746	677,229
Novolipetsk Steel GDR	6,983	141,406
Severstal GDR	15,094	183,694

Total Russia		1,157,418
South Africa - 22.3%
Anglo American Platinum, Ltd.	4,513	237,411
AngloGold Ashanti, Ltd. ADR	18,955	586,094
Gold Fields, Ltd. ADR	40,990	501,239
Impala Platinum Holdings, Ltd.	30,433	601,529
Kumba Iron Ore, Ltd.	5,158	345,844

Total South Africa		2,272,117
Turkey - 2.0%
Eregli Demir ve Celik Fabrikalari TAS	148,911	204,422
TOTAL INVESTMENTS IN SECURITIES - 103.0%
(Cost: $14,207,308)		10,482,164
Liabilities in Excess of Other Assets - (3.0)%		(307,236)
Net Assets- 100.0%		$10,174,928

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Metals & Mining ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Metals & Mining	$8,786,327	86.3%
Oil, Gas & Consumable Fuels	1,695,837	16.7
Total Investments	10,482,164	103.0
Liabilities in Excess of Other Assets	(307,236)	(3.0)
Net Assets	$10,174,928	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 102.4%
Brazil - 7.2%
Petroleo Brasileiro SA ADR	31,206	$607,581
Chile - 2.8%
Empresas Copec SA	16,634	235,912
China - 23.2%
China Oilfield Services, Ltd. Class H	67,347	138,850
China Petroleum & Chemical Corp. Class H	338,618	383,579
CNOOC, Ltd.	287,929	623,344
Kunlun Energy Co., Ltd.	107,755	224,940
PetroChina Co., Ltd. Class H	403,889	572,157

Total China		1,942,870
Colombia - 4.3%
Ecopetrol SA ADR	6,067	362,018
Hungary - 1.8%
MOL Hungarian Oil and Gas PLC	1,840	147,901
India - 14.6%
Bharat Petroleum Corp., Ltd.	10,997	71,524
Cairn India, Ltd.	20,941	121,962
GAIL India, Ltd.	16,516	107,539
Indian Oil Corp., Ltd.	25,148	123,881
Oil & Natural Gas Corp., Ltd.	60,750	297,153
Reliance Industries, Ltd. GDR 144A	16,470	502,664

Total India		1,224,723
Malaysia - 1.3%
Petronas Dagangan BHD	14,000	107,587
Poland - 3.7%
Polski Koncern Naftowy Orlen SA*	11,267	180,205
Polskie Gornictwo Naftowe i Gazownictwo SA*	77,276	130,088

Total Poland		310,293
Russia - 32.1%
Gazprom Neft JSC ADR	725	16,805
Gazprom OAO ADR	91,474	865,344
LUKOIL OAO ADR	9,138	604,479
NovaTek OAO GDR	3,152	377,610
Rosneft Oil Co. OJSC GDR	31,897	284,202
Surgutneftegas ADR	28,321	249,225
Tatneft ADR	6,891	300,241

Total Russia		2,697,906
South Africa - 4.2%
Sasol, Ltd.	8,272	353,718
Thailand - 5.5%
PTT Exploration & Production PCL	26,465	141,885
PTT PCL	21,589	234,310
Thai Oil PCL	37,886	83,599

Total Thailand		459,794
Turkey - 1.7%
Tupras-Turkiye Petrol Rafinerileri AS	4,989	143,964
TOTAL INVESTMENTS IN SECURITIES - 102.4%
(Cost: $9,910,832)		8,594,267
Liabilities in Excess of Other Assets - (2.4)%		(201,138)
Net Assets- 100.0%		$8,393,129

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Energy Equipment & Services	$138,850	1.7%
Gas Utilities	107,539	1.3
Industrial Conglomerates	235,912	2.8
Oil, Gas & Consumable Fuels	8,111,966	96.6
Total Investments	8,594,267	102.4
Liabilities in Excess of Other Assets	(201,138)	(2.4)
Net Assets	$8,393,129	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 102.3%
Brazil - 13.9%
Banco Bradesco SA Preference Shares ADR	15,364	$266,873
Banco Santander Brasil SA ADS ADR	6,455	46,928
Itau Unibanco Holding SA Preference Shares ADR	17,491	287,902

Total Brazil		601,703
China - 44.1%
Agricultural Bank of China, Ltd. Class H	237,644	117,429
Bank of China, Ltd. Class H	564,227	251,872
Bank of Communications Co., Ltd. Class H	75,580	56,947
China Citic Bank Corp., Ltd. Class H	89,968	53,395
China Construction Bank Corp. Class H	584,380	468,961
China Life Insurance Co., Ltd. Class H	58,292	190,274
China Merchants Bank Co., Ltd. Class H	37,399	82,510
China Overseas Land & Investment, Ltd.	37,068	110,474
Industrial and Commercial Bank of China, Ltd. Class H	609,445	432,462
Ping An Insurance Group Co. of China, Ltd. Class H	17,260	144,523

Total China		1,908,847
India - 12.2%
HDFC Bank, Ltd. ADR	3,480	141,706
Housing Development Finance Corp., Ltd.	13,038	197,236
ICICI Bank, Ltd. ADR	2,748	119,840
State Bank of India GDR	748	67,058

Total India		525,840
Indonesia - 2.9%
Bank Central Asia Tbk PT	133,117	125,693
Malaysia - 3.3%
CIMB Group Holdings BHD	26,200	65,371
Malayan Banking BHD	25,600	77,018

Total Malaysia		142,389
Mexico - 2.6%
Grupo Financiero Banorte SAB de CV Class O	17,834	114,631
Poland - 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	7,421	88,479
Russia - 6.7%
Sberbank of Russia ADR	19,402	238,645
VTB Bank OJSC GDR	14,637	50,644

Total Russia		289,289
South Africa - 9.5%
ABSA Group, Ltd.	3,167	61,217
FirstRand, Ltd.	26,844	98,082
Sanlam, Ltd.	18,575	98,016
Standard Bank Group, Ltd.	10,889	152,572

Total South Africa		409,887
Turkey - 5.1%
Akbank TAS	21,177	104,421
Turkiye Garanti Bankasi AS	22,081	114,568

Total Turkey		218,989
TOTAL INVESTMENTS IN SECURITIES - 102.3%
(Cost: $4,497,546)		4,425,747
Liabilities in Excess of Other Assets - (2.3)%		(97,746)
Net Assets- 100.0%		$4,328,001

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

ADR	American Depositary Receipts
ADS	American Depository Shares
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Commercial Banks	$3,587,142	82.9%
Diversified Financial Services	98,082	2.3
Insurance	432,813	10.0
Real Estate Management & Development	110,474	2.5
Thrifts & Mortgage Finance	197,236	4.6
Total Investments	4,425,747	102.3
Liabilities in Excess of Other Assets	(97,746)	(2.3)
Net Assets	$4,328,001	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.3%
Brazil - 16.7%
Banco Bradesco SA Preference Shares ADR	22,838	$396,696
BRF - Brasil Foods SA ADR	8,398	177,282
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,672	74,220
Companhia de Bebidas das Americas Preference Shares ADR	8,972	376,734
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	616	51,479
Companhia Energetica de Minas Gerais Preference Shares ADR	6,658	72,306
Companhia Siderurgica Nacional SA ADR	9,939	58,640
Embraer SA ADR	1,848	52,686
Gerdau SA Preference Shares ADR	8,601	77,323
Itau Unibanco Holding SA Preference Shares ADR	27,282	449,062
Petroleo Brasileiro SA ADR	19,575	381,125
Telefonica Brasil SA Preference Shares ADR	3,302	79,446
Ultrapar Participacoes SA ADR	5,517	122,919
Vale SA ADR	15,578	326,515

Total Brazil		2,696,433
Chile - 2.1%
Cencosud SA	11,346	61,505
Empresa Nacional de Electricidad SA ADR	1,506	73,508
Enersis SA ADR	3,408	62,094
S.A.C.I. Falabella	13,666	140,753

Total Chile		337,860
China - 29.6%
Baidu, Inc. ADR*	3,253	326,243
Bank of China, Ltd. Class H	778,668	347,599
China Communications Construction Co., Ltd. Class H	55,644	53,700
China Construction Bank Corp. Class H	968,067	776,867
China Life Insurance Co., Ltd. Class H	88,260	288,095
China Mobile, Ltd.	61,186	712,443
China Petroleum & Chemical Corp. Class H	190,410	215,692
China Shenhua Energy Co., Ltd. Class H	38,135	167,038
China Telecom Corp., Ltd. Class H	177,845	98,894
China Unicom Hong Kong, Ltd.	41,774	66,939
CNOOC, Ltd.	192,392	416,514
Dongfeng Motor Group Co., Ltd. Class H	31,244	48,212
Industrial and Commercial Bank of China, Ltd. Class H	967,741	686,709
Lenovo Group, Ltd.	59,571	53,954
Mindray Medical International, Ltd. ADR	1,245	40,711
NetEase.com, Inc. ADR*	757	32,210
PetroChina Co., Ltd. Class H	248,618	352,197
Shandong Weigao Group Medical Polymer Co., Ltd Class H	22,581	22,462
SINA Corp.*	466	23,403
Sinopharm Group Co. Class H	3,683	11,523
Sohu.com, Inc.*	472	22,345
ZTE Corp. Class H	3,336	5,621

Total China		4,769,371
Czech Republic - 0.4%
CEZ AS	1,995	71,269
Egypt - 0.3%
Orascom Construction Industries*	1,121	44,450
Hungary - 0.2%
Richter Gedeon Nyrt.	173	28,360
India - 10.4%
Bharti Airtel, Ltd.	10,266	59,415
Cipla, Ltd.	2,705	20,452
Dr. Reddy's Laboratories, Ltd. ADR	1,555	51,766
HDFC Bank, Ltd. ADR	5,020	204,414
Hindustan Unilever, Ltd.	12,104	115,948
Housing Development Finance Corp., Ltd.	17,789	269,108
Infosys, Ltd. ADR	5,771	244,113
ITC, Ltd.	21,444	112,249
Mahindra & Mahindra, Ltd.	2,291	38,956
NTPC, Ltd.	7,416	21,176
Reliance Industries, Ltd. GDR 144A	9,947	303,582
Sun Pharmaceutical Industries, Ltd.	4,575	61,477
Tata Consultancy Services, Ltd.	4,100	93,977
Tata Motors, Ltd. ADR	1,304	37,451
Tata Motors, Ltd.	1,508	8,605
Wipro, Ltd. ADR	3,957	34,663

Total India		1,677,352
Indonesia - 2.5%
Astra International Tbk PT	227,932	179,744
Perusahaan Gas Negara PT	157,116	74,992
Telekomunikasi Indonesia Persero Tbk PT	108,017	101,432
United Tractors Tbk PT	20,227	41,346

Total Indonesia		397,514
Malaysia - 1.9%
Genting BHD	30,200	90,857
IOI Corp. BHD	33,493	55,858
Sime Darby BHD	30,500	94,951
Tenaga Nasional BHD	28,900	65,587

Total Malaysia		307,253
Mexico - 10.1%
America Movil SAB de CV Series L	611,697	701,384
Cemex SAB de CV Series CPO*	134,629	131,975
Fomento Economico Mexicano SAB de CV Series UB	20,965	208,972
Grupo Bimbo SAB de CV Series A	32,601	84,026
Grupo Mexico SAB de CV Series B	40,212	144,393
Grupo Televisa SAB Series CPO	26,046	136,949
Wal-Mart de Mexico SAB de CV Series V	68,448	222,327

Total Mexico		1,630,026
Poland - 0.1%
Asseco Poland SA	904	13,246
Russia - 13.5%
Federal Hydrogenerating Co. JSC ADR	8,494	19,596
Gazprom OAO ADR	72,849	689,152
LUKOIL OAO ADR	6,178	408,675
Magnit OJSC GDR	3,035	121,704
MMC Norilsk Nickel OJSC ADR	7,837	144,436
Mobile TeleSystems ADR	5,803	108,226
Rosneft Oil Co. OJSC GDR	10,821	96,415
Sberbank of Russia ADR	30,798	378,815
Surgutneftegas ADR	11,157	98,182
Uralkali OJSC GDR	2,940	112,337

Total Russia		2,177,538

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

South Africa - 12.6%
AngloGold Ashanti, Ltd.	4,632	$143,223
Aspen Pharmacare Holdings, Ltd.*	4,106	81,787
Bidvest Group, Ltd.	3,097	78,659
Gold Fields, Ltd.	9,115	111,461
Impala Platinum Holdings, Ltd.	6,845	135,296
Imperial Holdings, Ltd.	2,537	59,439
Mediclinic International, Ltd.	4,546	29,389
MTN Group, Ltd.	18,789	393,301
Naspers, Ltd. N Shares	4,973	318,388
Netcare, Ltd.	16,038	37,144
Sasol, Ltd.	5,974	255,453
Shoprite Holdings, Ltd.	4,096	98,726
Standard Bank Group, Ltd.	15,760	220,823
Tiger Brands, Ltd.	1,935	74,178

Total South Africa		2,037,267
Thailand - 0.9%
Advanced Info Service PCL	13,600	92,919
CP ALL PCL	39,400	59,248

Total Thailand		152,167
TOTAL INVESTMENTS IN SECURITIES - 101.3%
(Cost: $16,943,629)		16,340,106
Liabilities in Excess of Other Assets - (1.3)%		(210,144)
Net Assets - 100.0%		$16,129,962

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$52,686	0.3%
Automobiles	312,968	1.9
Beverages	585,706	3.6
Chemicals	112,337	0.7
Commercial Banks	3,460,985	21.5
Communications Equipment	5,621	0.0*
Computers & Peripherals	53,954	0.3
Construction & Engineering	98,150	0.6
Construction Materials	131,975	0.8
Distributors	59,439	0.4
Diversified Telecommunication Services	346,711	2.1
Electric Utilities	290,852	1.8
Food & Staples Retailing	637,730	4.0
Food Products	391,344	2.4
Gas Utilities	74,992	0.5
Health Care Equipment & Supplies	63,173	0.4
Health Care Providers & Services	78,056	0.5
Hotels, Restaurants & Leisure	90,857	0.6
Household Products	115,948	0.7
Independent Power Producers & Energy Traders	94,684	0.6
Industrial Conglomerates	173,610	1.1
Insurance	288,095	1.8
Internet Software & Services	404,201	2.5
IT Services	372,753	2.3
Machinery	41,346	0.3
Media	455,337	2.8
Metals & Mining	1,141,287	7.1
Multiline Retail	140,753	0.9
Oil, Gas & Consumable Fuels	3,506,944	21.7
Pharmaceuticals	243,842	1.5
Software	13,246	0.1
Thrifts & Mortgage Finance	269,108	1.7
Tobacco	112,249	0.7
Water Utilities	51,479	0.3
Wireless Telecommunication Services	2,067,688	12.8
Total Investments	16,340,106	101.3
Liabilities in Excess of Other Assets	(210,144)	(1.3)
Net Assets	$16,129,962	100.0%

*Less than 0.05%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.5%
Chile - 1.6%
Banmedica SA	28,314	$68,893
China - 18.4%
China Pharmaceutical Group, Ltd.*	66,509	19,135
Mindray Medical International, Ltd. ADR	6,860	224,322
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	158,189	157,355
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	59,680	113,957
Sinopharm Group Co. Class H	59,837	187,211
WuXi PharmaTech Cayman, Inc. ADR*	6,709	105,667

Total China		807,647
Hungary - 4.7%
EGIS Pharmaceuticals PLC	399	31,765
Richter Gedeon Nyrt.	1,053	172,620

Total Hungary		204,385
India - 31.0%
Apollo Hospitals Enterprise, Ltd.	8,410	120,854
Aurobindo Pharma, Ltd.	12,828	44,344
Biocon, Ltd.	5,747	30,083
Cipla, Ltd.	27,748	209,794
Divi's Laboratories, Ltd.	3,702	74,621
Dr. Reddy's Laboratories, Ltd. ADR	6,722	223,775
Glenmark Pharmaceuticals, Ltd.	10,067	97,115
Piramal Enterprises, Ltd.	8,162	77,747
Ranbaxy Laboratories, Ltd.*	11,312	103,850
Sun Pharmaceutical Industries, Ltd.	28,228	379,318

Total India		1,361,501
Indonesia - 4.4%
Kalbe Farma Tbk PT	1,754,494	192,971
Malaysia - 1.4%
Top Glove Corp. BHD	33,900	62,413
Mexico - 3.1%
Genomma Lab Internacional SAB de CV Class B*	66,115	135,224
Russia - 2.3%
Pharmstandard OJSC GDR*	6,113	102,515
South Africa - 29.4%
Adcock Ingram Holdings, Ltd.	13,359	85,025
Aspen Pharmacare Holdings, Ltd.	24,532	488,651
Life Healthcare Group Holdings, Ltd.	79,741	319,551
Mediclinic International, Ltd.	28,150	181,984
Netcare, Ltd.	92,712	214,722

Total South Africa		1,289,933
Thailand - 4.2%
Bangkok Dusit Medical Services PCL	28,200	104,632
Bumrungrad Hospital PCL	32,300	78,137

Total Thailand		182,769
TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Cost: $4,146,505)		4,408,251
Liabilities in Excess of Other Assets - (0.5)%		(19,993)
Net Assets- 100.0%		$4,388,258

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Biotechnology	$30,083	0.7%
Health Care Equipment & Supplies	444,090	10.1
Health Care Providers & Services	1,389,941	31.7
Life Sciences Tools & Services	180,288	4.1
Pharmaceuticals	2,363,849	53.9
Total Investments	4,408,251	100.5
Liabilities in Excess of Other Assets	(19,993)	(0.5)
Net Assets	$4,388,258	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.4%
Automobiles - 17.0%
Bajaj Auto, Ltd.	7,882	$306,584
Hero Motocorp, Ltd.	7,092	246,013
Mahindra & Mahindra, Ltd.	19,800	336,679
Tata Motors, Ltd.	51,617	294,544
TVS Motor Co., Ltd.	51,656	39,456

Total Automobiles		1,223,276
Beverages - 18.5%
United Breweries, Ltd.	30,929	523,828
United Spirits, Ltd.	23,230	805,037

Total Beverages		1,328,865
Food Products - 17.5%
GlaxoSmithKline Consumer Healthcare, Ltd.	5,401	375,014
McLeod Russel India, Ltd.	19,871	126,882
Nestle India, Ltd.	3,193	290,937
Ruchi Soya Industries, Ltd.	39,150	46,052
Shree Renuka Sugars, Ltd.*	151,550	87,821
Tata Global Beverages, Ltd.	114,304	333,691

Total Food Products		1,260,397
Hotels, Restaurants & Leisure - 6.1%
Cox & Kings, Ltd.	12,473	30,596
Indian Hotels Co., Ltd.	166,960	192,131
Jubilant Foodworks, Ltd.*	9,093	213,832

Total Hotels, Restaurants & Leisure		436,559
Household Durables - 2.5%
TTK Prestige, Ltd.	934	57,602
Videocon Industries, Ltd.	32,095	125,738

Total Household Durables		183,340
Household Products - 4.9%
Hindustan Unilever, Ltd.	36,798	352,499
Media - 13.1%
Dish TV India, Ltd.*	124,579	172,805
Hathway Cable & Datacom, Ltd.*	16,053	83,415
Sun TV Network, Ltd.	44,905	350,044
Zee Entertainment Enterprises, Ltd.	82,718	333,197

Total Media		939,461
Multiline Retail - 1.0%
Shoppers Stop, Ltd.	8,903	75,771
Personal Products - 5.6%
Godrej Consumer Products, Ltd.	30,587	403,147
Textiles, Apparel & Luxury Goods - 9.3%
Arvind, Ltd.	45,985	83,972
Bata India, Ltd.	10,253	162,235
Raymond, Ltd.	11,980	100,340
Titan Industries, Ltd.	62,089	322,230

Total Textiles, Apparel & Luxury Goods		668,777
Tobacco - 4.9%
ITC, Ltd.	67,118	351,331

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost: $6,673,045)		7,223,423
Liabilities in Excess of Other Assets - (0.4)%		(28,590)
Net Assets- 100.0%		$7,194,833

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.1%
Automobiles - 5.4%
Tata Motors, Ltd.	572,831	$3,268,765
Construction & Engineering - 5.3%
IRB Infrastructure Developers, Ltd.	121,452	283,181
Larsen & Toubro, Ltd.	100,259	2,940,888

Total Construction & Engineering		3,224,069
Construction Materials - 9.8%
ACC, Ltd.	113,896	2,977,220
Ambuja Cements, Ltd.	816,265	2,993,021

Total Construction Materials		5,970,241
Electric Utilities - 12.8%
Power Grid Corp. of India, Ltd.	1,228,837	2,573,627
Reliance Infrastructure, Ltd.	231,982	2,204,020
Tata Power Co., Ltd.	1,519,894	3,061,148

Total Electric Utilities		7,838,795
Electrical Equipment - 4.5%
Bharat Heavy Electricals, Ltd.	661,840	2,757,163
Gas Utilities - 5.3%
GAIL India, Ltd.	421,702	2,745,796
Indraprastha Gas, Ltd.	112,328	510,386

Total Gas Utilities		3,256,182
Independent Power Producers & Energy Traders - 9.0%
Adani Power, Ltd.*	567,883	639,503
GMR Infrastructure, Ltd.*	1,791,019	632,528
NTPC, Ltd.	911,321	2,602,230
Reliance Power, Ltd.*	948,353	1,615,783

Total Independent Power Producers & Energy Traders		5,490,044
Industrial Conglomerates - 5.5%
Jaiprakash Associates, Ltd.	1,894,739	3,350,980
Machinery - 3.5%
Ashok Leyland, Ltd.	2,710,072	1,333,025
Pipavav Defence & Offshore Engineering Co., Ltd.*	482,327	802,411

Total Machinery		2,135,436
Media - 1.4%
Dish TV India, Ltd.*	607,951	843,298
Metals & Mining - 14.4%
Jindal Steel & Power, Ltd.	365,356	2,986,397
Sterlite Industries India, Ltd.	1,361,890	2,900,759
Tata Steel, Ltd.	369,747	2,891,706

Total Metals & Mining		8,778,862
Oil, Gas & Consumable Fuels - 1.9%
Petronet LNG, Ltd.	399,967	1,147,195
Real Estate Management & Development - 7.8%
DLF, Ltd.	607,042	2,554,917
Housing Development & Infrastructure, Ltd.*	423,711	862,270
Unitech, Ltd.*	2,227,379	1,367,974

Total Real Estate Management & Development		4,785,161
Transportation Infrastructure - 2.9%
Adani Ports and Special Economic Zone, Ltd.	707,610	1,743,518
Wireless Telecommunication Services - 11.6%
Bharti Airtel, Ltd.	561,656	3,250,613
Idea Cellular, Ltd.*	1,217,371	2,306,317
Reliance Communications, Ltd.	1,137,062	1,533,654

Total Wireless Telecommunication Services		7,090,584
TOTAL INVESTMENTS IN SECURITIES - 101.1%
(Cost: $75,630,463)		61,680,293
Liabilities in Excess of Other Assets - (1.1)%		(676,391)
Net Assets- 100.0%		$61,003,902

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.4%
Auto Components - 4.1%
Amtek Auto, Ltd.	122,617	$197,611
Apollo Tyres, Ltd.	216,028	350,912
Bharat Forge, Ltd.	107,574	494,774

Total Auto Components		1,043,297
Automobiles - 0.5%
TVS Motor Co., Ltd.	151,027	115,358
Biotechnology - 1.3%
Biocon, Ltd.	61,522	322,039
Building Products - 0.7%
Sintex Industries, Ltd.	140,306	166,964
Chemicals - 5.8%
Chambal Fertilizers & Chemicals, Ltd.	184,454	227,916
Godrej Industries, Ltd.	59,192	335,069
Nagarjuna Fertilizers & Chemicals, Ltd.*+	582,385	166,350
Tata Chemicals, Ltd.	15,641	101,057
United Phosphorus, Ltd.	261,031	620,300

Total Chemicals		1,450,692
Commercial Banks - 13.0%
Allahabad Bank	157,484	488,634
Dena Bank, Ltd.	109,025	228,338
Development Credit Bank, Ltd.*	161,492	144,131
Federal Bank, Ltd.	131,423	1,290,963
Oriental Bank of Commerce	98,851	631,734
UCO Bank	196,925	283,221
Vijaya Bank, Ltd.	182,448	207,456

Total Commercial Banks		3,274,477
Construction & Engineering - 4.4%
IRB Infrastructure Developers, Ltd.	94,886	221,239
IVRCL, Ltd.*	174,114	144,910
Lanco Infratech, Ltd.*	533,756	132,002
Praj Industries, Ltd.	97,000	85,245
Punj Lloyd, Ltd.	169,906	186,062
Voltas, Ltd.	181,411	350,637

Total Construction & Engineering		1,120,095
Construction Materials - 1.2%
Century Textiles & Industries, Ltd.	40,726	308,177
Diversified Consumer Services - 0.4%
Educomp Solutions, Ltd.	36,837	93,857
Diversified Financial Services - 6.1%
IFCI, Ltd.	584,139	357,158
Indiabulls Financial Services, Ltd.	162,567	811,351
L&T Finance Holdings, Ltd.*	232,421	377,965

Total Diversified Financial Services		1,546,474
Electrical Equipment - 4.0%
Alstom T&D India, Ltd.	48,168	164,179
Crompton Greaves, Ltd.	296,104	626,363
Suzlon Energy, Ltd.*	654,168	221,479

Total Electrical Equipment		1,012,021
Energy Equipment & Services - 0.4%
Aban Offshore, Ltd.	16,175	111,770
Food Products - 5.6%
Bajaj Hindusthan, Ltd.	319,330	146,581
Ruchi Soya Industries, Ltd.	129,678	152,542
Shree Renuka Sugars, Ltd.*	330,242	191,370
Tata Global Beverages, Ltd.	317,310	926,332

Total Food Products		1,416,825
Gas Utilities - 1.5%
Gujarat State Petronet, Ltd.	274,968	385,176
Health Care Providers & Services - 4.2%
Apollo Hospitals Enterprise, Ltd.	74,136	1,065,358
Hotels, Restaurants & Leisure - 2.5%
Cox & Kings, Ltd.	42,644	104,606
Jubilant Foodworks, Ltd.*	22,520	529,584

Total Hotels, Restaurants & Leisure		634,190
Household Durables - 0.5%
TTK Prestige, Ltd.	2,033	125,379
Independent Power Producers & Energy Traders - 0.6%
GVK Power & Infrastructure, Ltd.*	574,620	142,108
Industrial Conglomerates - 2.2%
Max India, Ltd.	127,483	562,261
IT Services - 6.1%
Core Education & Technologies, Ltd.	50,272	291,135
Hexaware Technologies, Ltd.	165,408	256,912
Mphasis, Ltd.	66,667	467,728
Tech Mahindra, Ltd.	30,788	523,857

Total IT Services		1,539,632
Machinery - 4.8%
ABG Shipyard, Ltd.*	15,182	99,934
Ashok Leyland, Ltd.	957,161	470,807
Escorts, Ltd.	106,120	143,230
Pipavav Defence & Offshore Engineering Co., Ltd.*	298,820	497,124

Total Machinery		1,211,095
Media - 1.2%
Dish TV India, Ltd.*	222,124	308,111
Metals & Mining - 3.0%
Bhushan Steel, Ltd.	49,147	430,743
Orissa Minerals Development Co. Ltd.	2,300	156,693
Welspun Corp., Ltd.	93,500	181,573

Total Metals & Mining		769,009
Oil, Gas & Consumable Fuels - 1.1%
Essar Oil, Ltd.*	136,013	174,391
Hindustan Oil Exploration Co., Ltd.*	55,452	103,435

Total Oil, Gas & Consumable Fuels		277,826
Pharmaceuticals - 11.0%
Aurobindo Pharma, Ltd.	102,821	355,435
Glenmark Pharmaceuticals, Ltd.	109,522	1,056,540
Orchid Chemicals & Pharmaceuticals, Ltd.	39,950	73,462
Strides Arcolab, Ltd.	32,521	650,420
Wockhardt, Ltd.*	22,150	635,817

Total Pharmaceuticals		2,771,674

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2012 (Unaudited)

Investments	Shares	Value

Real Estate Management & Development - 6.3%
Delta Corp., Ltd.	101,988	$136,536
Housing Development & Infrastructure, Ltd.*	198,069	403,079
Indiabulls Real Estate, Ltd.*	224,757	307,046
Parsvnath Developers, Ltd.*	105,151	74,272
Unitech, Ltd.*	1,067,616	655,690

Total Real Estate Management & Development		1,576,623
Software - 1.9%
Financial Technologies India, Ltd.	22,770	469,551
Textiles, Apparel & Luxury Goods - 6.0%
Alok Industries, Ltd.	475,912	96,416
Arvind, Ltd.	126,265	230,568
Bata India, Ltd.	22,998	363,901
Bombay Dyeing & Manufacturing Co. Ltd.	75,990	188,345
Gitanjali Gems, Ltd.	32,301	313,430
Raymond, Ltd.	28,386	237,750
VIP Industries, Ltd.	54,863	84,412

Total Textiles, Apparel & Luxury Goods		1,514,822

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost: $24,681,695)		25,334,861
Liabilities in Excess of Other Assets - (0.4)%		(109,734)
Net Assets- 100.0%		$25,225,127

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

+	Fair valued security. When trading resumes, security is expected to increase to 640,623 shares.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.5%
Brazil - 3.9%
Embraer SA ADR	4,202	$119,799
China - 25.0%
Anhui Conch Cement Co., Ltd. Class H	33,459	121,734
Beijing Enterprises Holdings, Ltd.	12,511	81,515
China Communications Construction Co., Ltd. Class H	108,615	104,820
China Merchants Holdings International Co., Ltd.	28,271	90,640
China National Building Material Co., Ltd. Class H	67,368	98,564
China Railway Construction Corp., Ltd. Class H	44,500	50,581
China Railway Group, Ltd. Class H	98,971	57,844
Citic Pacific, Ltd.	34,242	51,070
Weichai Power Co., Ltd. Class H	12,278	54,493
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H	34,575	50,942

Total China		762,203
Colombia - 3.5%
Grupo Argos SA	8,820	104,822
Egypt - 2.9%
Orascom Construction Industries*	2,236	88,662
India - 17.3%
Adani Enterprises, Ltd.	3,746	18,552
Ambuja Cements, Ltd.	15,547	57,007
Bharat Heavy Electricals, Ltd.	14,347	59,768
Larsen & Toubro, Ltd.	3,855	113,078
Mahindra & Mahindra, Ltd.	8,139	138,395
Tata Motors, Ltd. ADR	4,901	140,757

Total India		527,557
Indonesia - 10.1%
Indocement Tunggal Prakarsa Tbk PT	46,148	107,499
Semen Gresik Persero Tbk PT	76,345	125,558
United Tractors Tbk PT	35,855	73,291

Total Indonesia		306,348
Malaysia - 6.4%
Sime Darby Bhd	62,400	194,260
Mexico - 16.2%
Alfa, SAB Class A	74,034	156,665
Cemex SAB de CV ADR*	27,252	268,977
Grupo Carso SAB de CV Series A1	14,065	68,809

Total Mexico		494,451
Philippines - 2.6%
Aboitiz Equity Ventures, Inc.	61,200	78,917
South Africa - 10.0%
Bidvest Group, Ltd.	6,939	176,239
Imperial Holdings, Ltd.	5,511	129,117

Total South Africa		305,356
Thailand - 3.6%
Siam Cement PCL	7,600	109,317
TOTAL INVESTMENTS IN SECURITIES - 101.5%
(Cost: $3,001,055)		3,091,692
Liabilities in Excess of Other Assets - (1.5)%		(44,368)
Net Assets- 100.0%		$3,047,324

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$119,799	3.9%
Automobiles	279,152	9.2
Construction & Engineering	414,985	13.6
Construction Materials	993,478	32.6
Distributors	129,117	4.2
Electrical Equipment	59,768	2.0
Industrial Conglomerates	807,475	26.5
Machinery	178,726	5.9
Trading Companies & Distributors	18,552	0.6
Transportation Infrastructure	90,640	3.0
Total Investments	3,091,692	101.5
Liabilities in Excess of Other Assets	(44,368)	(1.5)
Net Assets	$3,047,324	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 101.8%
Brazil - 1.5%
Companhia Paranaense de Energia-Copel Preference Shares ADR	81,948	$1,257,902
Cayman Islands - 2.6%
Shenzhou International Group, Ltd.	1,001,468	2,261,131
China - 8.9%
China Petroleum & Chemical Corp. Class H	2,041,212	2,312,242
Datang International Power Generation Co., Ltd. Class H	5,640,525	2,154,081
Jiangsu Expressway Co., Ltd. Class H	3,115,620	3,211,751

Total China		7,678,074
Colombia - 3.7%
Ecopetrol SA ADR	54,028	3,223,851
India - 9.6%
Ashok Leyland, Ltd.	4,851,672	2,386,431
Bharat Petroleum Corp., Ltd.	200,056	1,301,149
Indiabulls Financial Services, Ltd.	929,356	4,638,299

Total India		8,325,879
Malaysia - 10.2%
DiGi.Com BHD	1,636,100	2,830,271
Kuala Lumpur Kepong BHD	311,400	2,443,950
Maxis BHD	1,625,100	3,533,981

Total Malaysia		8,808,202
Mexico - 8.5%
Bolsa Mexicana de Valores SAB de CV	1,161,202	2,915,077
Grupo Modelo SAB de CV Series C	227,224	2,028,848
Kimberly-Clark de Mexico SAB de CV Class A	948,161	2,424,068

Total Mexico		7,367,993
Philippines - 2.8%
Aboitiz Power Corp.	2,673,100	2,405,383
Poland - 4.9%
Telekomunikacja Polska SA	1,062,691	4,199,396
Russia - 2.4%
LUKOIL OAO ADR	31,727	2,098,741
South Africa - 21.4%
ABSA Group, Ltd.	182,073	3,519,397
Growthpoint Properties Ltd.	1,186,375	3,425,839
Lewis Group Ltd.	441,240	3,588,416
Redefine Properties Ltd.	3,614,303	4,004,343
Vodacom Group, Ltd.	269,381	3,937,019

Total South Africa		18,475,014
Thailand - 7.2%
Charoen Pokphand Foods PCL	1,867,500	2,060,416
Shin Corp. PCL	1,832,684	4,133,874

Total Thailand		6,194,290
Turkey - 18.1%
Arcelik AS	397,860	2,608,260
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	822,399	2,451,484
Eczacibasi Ilac Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,420,035	2,711,980
Konya Cimento Sanayii AS	13,984	2,515,192
Turk Traktor ve Ziraat Makineleri AS	163,305	5,330,037

Total Turkey		15,616,953
TOTAL INVESTMENTS IN SECURITIES - 101.8%
(Cost: $81,795,258)		87,912,809
Liabilities in Excess of Other Assets - (1.8)%		(1,585,015)
Net Assets- 100.0%		$86,327,794

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Auto Components	$2,451,484	2.8%
Beverages	2,028,848	2.4
Commercial Banks	3,519,397	4.1
Construction Materials	2,515,192	2.9
Diversified Financial Services	7,553,376	8.7
Diversified Telecommunication Services	4,199,396	4.9
Electric Utilities	1,257,902	1.5
Food Products	4,504,366	5.2
Household Durables	2,608,260	3.0
Household Products	2,424,068	2.8
Independent Power Producers & Energy Traders	4,559,464	5.3
Machinery	7,716,468	8.9
Oil, Gas & Consumable Fuels	8,935,983	10.4
Pharmaceuticals	2,711,980	3.1
Real Estate Management & Development	7,430,182	8.6
Specialty Retail	3,588,416	4.2
Textiles, Apparel & Luxury Goods	2,261,131	2.6
Transportation Infrastructure	3,211,751	3.7
Wireless Telecommunication Services	14,435,145	16.7
Total Investments	87,912,809	101.8
Liabilities in Excess of Other Assets	(1,585,015)	(1.8)
Net Assets	$86,327,794	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 106.1%
Chile - 2.9%
Sonda SA	7,742	$24,597
China - 51.8%
AsiaInfo-Linkage, Inc.*	1,646	17,859
Baidu, Inc. ADR*	800	80,232
China Communications Services Corp., Ltd. Class H	42,173	24,376
Comba Telecom Systems Holdings, Ltd.	33,857	12,187
Lenovo Group, Ltd.	45,765	41,450
NetEase.com, Inc. ADR*	835	35,529
Pactera Technology International Ltd. ADR*	1,933	15,348
SINA Corp.*	727	36,510
Sohu.com, Inc.*	548	25,942
Spreadtrum Communications, Inc. ADR	1,083	19,061
TCL Communication Technology Holdings, Ltd.	29,380	9,173
Tencent Holdings Ltd.	2,450	78,708
Travelsky Technology, Ltd. Class H	28,446	15,194
ZTE Corp. Class H	13,601	22,918

Total China		434,487
India - 34.0%
Financial Technologies India, Ltd.	983	20,271
Hexaware Technologies, Ltd.	7,416	11,519
Infosys, Ltd. ADR	1,660	70,218
Mphasis, Ltd.	2,790	19,574
Oracle Financial Services Software, Ltd.*	381	22,901
Satyam Computer Services, Ltd.*	14,403	28,141
Tata Consultancy Services, Ltd.	2,474	56,707
Tech Mahindra, Ltd.	1,110	18,887
Wipro, Ltd. ADR*	4,195	36,748

Total India		284,966
Indonesia - 2.5%
Tower Bersama Infrastructure Tbk PT*	35,562	21,033
Poland - 2.6%
Asseco Poland SA	1,483	21,731
Russia - 3.9%
Mail.ru Group, Ltd. GDR	938	32,361
South Africa - 3.3%
DataTec, Ltd.	4,761	27,524
Thailand - 3.3%
Shin Corp. PCL	12,159	27,426
Turkey - 1.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,225	15,251
TOTAL INVESTMENTS IN SECURITIES - 106.1%
(Cost: $989,126)		889,376
Liabilities in Excess of Other Assets - (6.1)%		(50,865)
Net Assets- 100.0%		$838,511

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$15,251	1.8%
Communications Equipment	44,278	5.3
Computers & Peripherals	41,450	4.9
Diversified Telecommunication Services	24,376	2.9
Electronic Equipment, Instruments & Components	27,524	3.3
Internet Software & Services	289,282	34.5
IT Services	296,933	35.4
Semiconductors & Semiconductor Equipment	19,061	2.3
Software	82,762	9.9
Wireless Telecommunication Services	48,459	5.8
Total Investments	889,376	106.1
Liabilities in Excess of Other Assets	(50,865)	(6.1)
Net Assets	$838,511	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 102.8%
Brazil - 8.4%
Oi SA ADR	23,720	$95,117
Telefonica Brasil SA Preference Shares ADR	6,403	154,056
Tim Participacoes SA ADR	4,572	90,617

Total Brazil		339,790
Chile - 2.1%
Entel Chile SA	3,994	82,577
China - 18.0%
China Mobile, Ltd.	36,560	425,700
China Telecom Corp., Ltd. Class H	270,673	150,513
China Unicom Hong Kong, Ltd. ADR	9,237	150,471

Total China		726,684
Czech Republic - 1.5%
Telefonica Czech Republic SA	3,641	61,898
Egypt - 1.9%
Orascom Telecom Holding SAE*	123,076	76,773
India - 5.0%
Bharti Airtel, Ltd.	25,965	150,274
Reliance Communications, Ltd.	38,508	51,939

Total India		202,213
Indonesia - 4.1%
Telekomunikasi Indonesia Tbk PT ADR	4,513	166,755
Malaysia - 13.0%
Axiata Group BHD	74,700	160,979
DiGi.Com BHD	75,800	131,125
Maxis BHD	58,800	127,868
Telekom Malaysia BHD	50,800	100,338

Total Malaysia		520,310
Mexico - 9.4%
America Movil SAB de CV Series L ADR	16,383	379,103
Morocco - 1.7%
Maroc Telecom	5,618	70,393
Philippines - 3.0%
Philippine Long Distance Telephone Co. ADR	2,004	122,865
Poland - 1.9%
Telekomunikacja Polska SA	19,759	78,081
Russia - 9.7%
Mobile TeleSystems ADR	9,463	176,485
Rostelecom OJSC ADR	5,620	134,206
VimpelCom, Ltd. ADR	7,615	79,881

Total Russia		390,572
South Africa - 11.8%
MTN Group, Ltd.	15,054	315,118
Telkom South Africa, Ltd.*	18,312	36,260
Vodacom Group, Ltd.	8,524	124,579

Total South Africa		475,957
Thailand - 6.0%
Advanced Info Service PCL	24,000	163,975
Total Access Communication PCL	27,100	78,182

Total Thailand		242,157
Turkey - 5.3%
Turk Telekomunikasyon AS	20,269	78,591
Turkcell Iletisim Hizmetleri AS ADR*	8,348	134,737

Total Turkey		213,328
TOTAL INVESTMENTS IN SECURITIES - 102.8%
(Cost: $4,062,493)		4,149,456
Liabilities in Excess of Other Assets - (2.8)%		(112,823)
Net Assets- 100.0%		$4,036,633

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Diversified Telecommunication Services	$1,142,473	28.3%
Wireless Telecommunication Services	3,006,983	74.5
Total Investments	4,149,456	102.8
Liabilities in Excess of Other Assets	(112,823)	(2.8)
Net Assets	$4,036,633	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

December 31, 2012 (Unaudited)

		†
Investments	Shares	Value

COMMON STOCKS - 100.8%
Brazil - 26.4%
Centrais Eletricas Brasileiras SA ADR	13,619	$42,491
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	2,159	180,428
Companhia Energetica de Minas Gerais ADR	17,902	194,416
Companhia Paranaense de Energia-Copel Preference Shares ADR	4,275	65,621
CPFL Energia SA ADR	4,393	92,077
Ultrapar Participacoes SA ADR	14,792	329,566

Total Brazil		904,599
Chile - 13.1%
Colbun SA*	301,118	83,046
Empresa Nacional de Electricidad SA ADR	4,043	197,339
Enersis SA ADR	9,190	167,442

Total Chile		447,827
China - 9.7%
China Resources Power Holdings Co., Ltd.	63,934	163,158
Datang International Power Generation Co., Ltd. Class H	130,719	49,921
Huaneng Power International, Inc. ADR	3,203	118,992

Total China		332,071
Colombia - 2.3%
Interconexion Electrica SA ESP	14,163	76,947
Czech Republic - 6.3%
CEZ AS	6,079	217,166
Hong Kong - 2.3%
Guangdong Investment, Ltd.	100,801	79,201
India - 12.7%
NTPC, Ltd.	47,613	135,956
Petronet LNG, Ltd.	8,627	24,744
Power Grid Corp. of India, Ltd.	45,364	95,008
Reliance Infrastructure, Ltd.	5,710	54,250
Rural Electrification Corp., Ltd.	13,036	58,340
Tata Power Co., Ltd.	33,589	67,650

Total India		435,948
Indonesia - 5.3%
Perusahaan Gas Negara PT	382,152	182,402
Malaysia - 9.3%
Tenaga Nasional BHD	83,600	189,727
YTL Corp. BHD	149,140	92,664
YTL Power International BHD	72,300	36,883

Total Malaysia		319,274
Philippines - 3.9%
Aboitiz Power Corp.	76,800	69,108
Manila Electric Co.	10,130	64,289

Total Philippines		133,397
Poland - 6.6%
PGE SA	27,219	160,153
Tauron Polska Energia SA	43,663	67,013

Total Poland		227,166
Russia - 2.9%
Federal Hydrogenerating Co. JSC ADR	42,339	97,676
TOTAL INVESTMENTS IN SECURITIES - 100.8%
(Cost: $3,547,863)		3,453,674
Liabilities in Excess of Other Assets - (0.8)%		(27,302)
Net Assets- 100.0%		$3,426,372

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

December 31, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Diversified Financial Services	$58,340	1.7%
Electric Utilities	1,651,926	48.2
Gas Utilities	182,402	5.3
Independent Power Producers & Energy Traders	817,520	23.9
Multi-Utilities	129,547	3.8
Oil, Gas & Consumable Fuels	354,310	10.3
Water Utilities	259,629	7.6
Total Investments	3,453,674	100.8
Liabilities in Excess of Other Assets	(27,302)	(0.8)
Net Assets	$3,426,372	100.0%

See Notes to Schedules of Investments.

Item 2.    Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

ETFs	Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Basic Materials GEMS ETF	$3,242,139	$32,159	$(307,657)	$(275,498)
EGShares Beyond BRICs ETF	7,039,838	497,454	(71,518)	425,936
EGShares Brazil Infrastructure ETF	76,683,916	12,181,561	(10,750,636)	1,430,925
EGShares China Infrastructure ETF	13,420,852	969,021	(1,728,224)	(759,203)
EGShares Consumer Goods GEMS ETF	2,271,786	154,713	(32,711)	122,002
EGShares Consumer Services GEMS ETF	2,122,923	150,865	(56,074)	94,791
EGShares Emerging Markets Consumer ETF	679,955,524	85,491,404	(13,536,500)	71,954,904
EGShares Emerging Markets Core ETF	1,980,631	137,349	(55,406)	81,943
EGShares Emerging Markets Domestic Demand ETF	1,964,401	234,187	(15,850)	218,337
EGShares Emerging Markets Metals & Mining ETF	14,292,586	268,295	(4,078,717)	(3,810,422)
EGShares Energy GEMS ETF	9,946,282	286,639	(1,638,654)	(1,352,015)
EGShares Financials GEMS ETF	4,500,950	204,375	(279,578)	(75,203)
EGShares GEMS Composite ETF	16,970,192	1,315,656	(1,945,742)	(630,086)
EGShares Health Care GEMS ETF	4,147,460	311,695	(50,904)	260,791
EGShares India Consumer ETF	6,673,767	603,887	(54,231)	549,656
EGShares India Infrastructure ETF	76,760,773	2,781,912	(17,862,392)	(15,080,480)
EGShares India Small Cap ETF	25,156,132	3,478,409	(3,299,680)	178,729
EGShares Industrials GEMS ETF	3,157,188	147,427	(212,923)	(65,496)
EGShares Low Volatility Emerging Markets Dividend ETF	81,892,400	8,292,328	(2,271,919)	6,020,409
EGShares Technology GEMS ETF	992,874	58,936	(162,434)	(103,498)
EGShares Telecom GEMS ETF	4,064,669	350,859	(266,072)	84,787
EGShares Utilities GEMS ETF	3,553,461	134,012	(233,799)	(99,787)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each ETF’s own assumptions about the factors a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2012 in valuing the ETFs’ assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)	Other Significant Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

ETFs	Common Stocks	Common Stocks		Total
EGShares Basic Materials GEMS ETF*	$2,966,641	-	-	$2,966,641
EGShares Beyond BRICs ETF*	7,465,774	-	-	7,465,774
EGShares Brazil Infrastructure ETF**	78,114,841	-	-	78,114,841
EGShares China Infrastructure ETF**	12,661,649	-	-	12,661,649
EGShares Consumer Goods GEMS ETF*	2,393,788	-	-	2,393,788
EGShares Consumer Services GEMS ETF*	2,217,714	-	-	2,217,714
EGShares Emerging Markets Consumer ETF*	751,910,428	-	-	751,910,428
EGShares Emerging Markets Core ETF*	2,062,574	-	-	2,062,574
EGShares Emerging Market Domestic Demand ETF*	2,182,738	-	-	2,182,738
EGShares Emerging Markets Metals & Mining ETF*	10,482,164	-	-	10,482,164
EGShares Energy GEMS ETF*	8,594,267	-	-	8,594,267
EGShares Financials GEMS ETF*	4,425,747	-	-	4,425,747
EGShares GEMS Composite ETF*	16,340,106	-	-	16,340,106
EGShares Health Care GEMS ETF*	4,408,251	-	-	4,408,251
EGShares India Consumer ETF**	7,223,423	-	-	7,223,423
EGShares India Infrastructure ETF**	61,680,293	-	-	61,680,293
EGShares India Small Cap ETF**	25,168,511	-	166,350	25,334,861
EGShares Industrials GEMS ETF*	3,091,692	-	-	3,091,692
EGShares Low Volatility Emerging Markets Dividend ETF*	87,912,809	-	-	87,912,809
EGShares Technology GEMS ETF*	889,376	-	-	889,376
EGShares Telecom GEMS ETF*	4,149,456	-	-	4,149,456
EGShares Utilities GEMS ETF*	3,453,674	-	-	3,453,674
*	Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.
**	Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

The ETFs’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At December 31, 2012, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on March 31, 2012.

Reconciliation of the investment in which significant unobservable inputs (Level 3) were used in determining the fair value of Nagarjuna Fertilizers & Chemicals, Ltd. (“Nagarjuna”) in the India Small Cap ETF during the period ended December 31, 2012:

Common Stocks
India Small Cap ETF	Chemicals
Balance as of March 31, 2012	$191,480
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(25,130)
Purchases	—
Sales	—
Transfers into Level 3[1]	—
Transfers out of Level 3[2]	—
Balance as of December 31, 2012	$166,350
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2012 is:	$(25,130)

1	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, an industry standard valuation methodology was used based on market approach. The significant input for the valuation methodology for the India Small Cap ETF, after consideration of quantitative and fundamental factors, was based on last available trading price, adjusted for a spun-off security.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Trust’s Valuation Committee (the “Committee”) performs certain functions as they relate to the administration and oversight of the ETFs’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of December 31, 2012 in valuing Level 3 securities:

				Value of Unobservable Inputs
Fund	Fair Value	Valuation Technique	Unobservable Input
India Small Cap ETF
Investments in Securities
Common Stocks
Chemicals	$166,350	Market transaction	Premium or discount	$0
			applied to market
			transaction

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the price of the parent company to Nagarjuna may result in a corresponding increase (decrease) in fair value.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By:	\s\ Robert C. Holderith
Robert C. Holderith
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	\s\ Robert C. Holderith
Robert C. Holderith
President

Date:	February 22, 2013

By:	\s\ Thomas A. Carter
Thomas A. Carter
Chief Financial Officer

Date:	February 22, 2013